UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.1%)
U.S. Government Securities (7.7%)
1	United States Treasury Note/Bond	1.500%	6/30/16	14,200	14,411
	United States Treasury Note/Bond	0.500%	7/31/16	19,000	19,003
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,106
	United States Treasury Note/Bond	1.000%	9/15/17	603,000	603,187
	United States Treasury Note/Bond	0.750%	10/31/17	120,000	119,006
	United States Treasury Note/Bond	0.625%	4/30/18	90,000	88,172
2	United States Treasury Note/Bond	1.375%	9/30/18	616,100	615,330
	United States Treasury Note/Bond	1.750%	9/30/19	665,000	668,531
	United States Treasury Note/Bond	2.250%	11/15/24	16,960	17,079
	United States Treasury Note/Bond	2.875%	5/15/43	569,560	582,728
	United States Treasury Note/Bond	3.625%	2/15/44	105,000	123,621
	United States Treasury Note/Bond	3.375%	5/15/44	126,000	141,908
	United States Treasury Note/Bond	3.125%	8/15/44	58,465	62,923
					3,101,005
Agency Bonds and Notes (0.3%)
3	AID-Egypt	4.450%	9/15/15	22,500	23,069
	Private Export Funding Corp.	2.250%	12/15/17	51,055	52,492
4	Tennessee Valley Authority	4.375%	6/15/15	35,000	35,664
4	Tennessee Valley Authority	4.625%	9/15/60	19,800	22,473
					133,698
Conventional Mortgage-Backed Securities (3.8%)
[5,6] Fannie Mae Pool		2.500%	3/1/27–1/1/29	10,102	10,315
[5,6] Fannie Mae Pool		4.500%	10/1/29–1/1/45	1,141,984	1,244,043
[5,6] Freddie Mac Gold Pool		4.000%	6/1/18–1/1/42	8	8
[5,6] Freddie Mac Gold Pool		4.500%	4/1/25–1/1/44	252,249	274,644
5	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	79	87
5	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	6,679	7,506
					1,536,603
Nonconventional Mortgage-Backed Securities (0.3%)
[5,6] Fannie Mae REMICS		3.500%	4/25/31	6,910	7,187
[5,6] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	14,319
[5,6] Freddie Mac REMICS		3.500%	3/15/31	4,095	4,262
[5,6] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	83,821
					109,589
Total U.S. Government and Agency Obligations (Cost $4,719,739)					4,880,895
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
5	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,081
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	95,590
5	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	117,745	117,583
7	American Tower Trust I	1.551%	3/15/18	13,530	13,545
7	American Tower Trust I	3.070%	3/15/23	32,900	32,917
5	AmeriCredit Automobile Receivables Trust
	2010-3	3.340%	4/8/16	1,601	1,604
5,7,8Apidos CDO		1.728%	4/17/26	39,850	39,553
5,7,8ARES CLO Ltd.		1.748%	4/17/26	39,670	39,636
5,7,8Atlas Senior Loan Fund Ltd.		1.796%	10/15/26	12,360	12,283
5,7,8Atlas Senior Loan Fund V Ltd.		1.796%	7/16/26	9,890	9,727

[5,7] Avis Budget Rental Car Funding AESOP LLC
	2010-5A	3.150%	3/20/17	8,000	8,141
5,7,8Babson CLO Ltd.		1.720%	7/20/25	4,555	4,544
5	Banc of America Commercial Mortgage Trust
	2006-2	5.728%	5/10/45	12,360	12,846
5	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	15,090	15,824
5	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	8,543	9,004
5,7,8CECLO 2013-20A 144A		1.714%	1/25/26	40,000	39,683
5,7,8Cent CLO		1.721%	7/27/26	13,260	13,149
5,7,8Cent CLO 22 Ltd.		1.713%	11/7/26	30,200	29,914
5,7,8CIFC Funding Ltd.		1.731%	4/18/25	38,255	38,189
5	COMM 2006-C7 Mortgage Trust	5.756%	6/10/46	9,281	9,714
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,396
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	9,817	10,324
5,7,8Dryden Senior Loan Fund		1.581%	4/18/26	37,710	37,392
[5,7] First Investors Auto Owner Trust 2013-2		1.230%	3/15/19	9,065	9,054
[5,7] Ford Credit Floorplan Master Owner Trust A		2.090%	3/15/22	10,250	10,145
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	27,005	27,376
[5,7] Hilton USA Trust 2013-HLT		2.662%	11/5/30	37,815	37,818
5,7,8ING Investment Management Co.		1.731%	4/18/26	37,635	37,353
5	LB-UBS Commercial Mortgage Trust 2006-C4	5.833%	6/15/38	9,177	9,634
[5,8] LB-UBS Commercial Mortgage Trust 2008-C1		6.154%	4/15/41	24,200	26,711
5,7,8Limerock CLO		1.731%	4/18/26	43,000	42,680
5,7,8Madison Park Funding XII Ltd.		1.681%	1/19/25	24,975	24,881
5,7,8Madison Park Funding XIII Ltd.		1.731%	7/20/26	29,375	29,322
5	Merrill Lynch Mortgage Trust 2006-C1	5.677%	5/12/39	10,965	11,422
5	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	9,347	9,432
[5,7] OBP Depositor LLC Trust 2010-OBP		4.646%	7/15/45	23,260	25,809
5,7,8OZLM VI Ltd.		1.778%	4/17/26	30,910	30,925
5	Santander Drive Auto Receivables Trust
	2012-5	0.830%	12/15/16	105	105
5	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	15,610	15,746
5	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	9,665	9,791
7	SBA Tower Trust	2.898%	10/15/19	37,250	37,311
5,7,8Seneca Park CLO Ltd.		1.704%	7/17/26	21,705	21,646
5,7,8Shackleton CLO Ltd.		1.722%	7/17/26	20,985	20,927
[5,7] Springleaf Funding Trust		2.410%	12/15/22	37,000	36,969
[5,7] Springleaf Mortgage Loan Trust 2013-1A		2.310%	6/25/58	7,480	7,360
5,7,8SYMP 14-14AA2 144A		1.756%	7/14/26	36,945	36,623
5,7,8Thacher Park CLO 2014-1		1.705%	10/20/26	16,115	16,059
5	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,081
5,7,8Voya CLO 2014-2 Ltd.		1.677%	7/17/26	5,905	5,844
[5,7] Westlake Automobile Receivables Trust		0.970%	10/16/17	26,140	26,141
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,208,007)					1,206,804
Corporate Bonds (40.2%)
Finance (15.9%)
	Banking (12.0%)
	American Express Co.	5.500%	9/12/16	25,000	26,833
	American Express Co.	6.150%	8/28/17	35,000	38,988
	American Express Credit Corp.	2.750%	9/15/15	56,365	57,227
	American Express Credit Corp.	2.800%	9/19/16	13,635	14,038

American Express Credit Corp.	2.375%	3/24/17	35,650	36,443
American Express Credit Corp.	2.250%	8/15/19	24,000	24,007
Bank of America Corp.	3.625%	3/17/16	10,000	10,282
Bank of America Corp.	3.750%	7/12/16	28,940	29,965
Bank of America Corp.	5.625%	10/14/16	22,500	24,091
Bank of America Corp.	6.875%	4/25/18	32,000	36,758
Bank of America Corp.	5.650%	5/1/18	60,090	66,744
Bank of America Corp.	5.625%	7/1/20	28,825	32,825
Bank of America Corp.	5.875%	1/5/21	10,285	11,964
Bank of America Corp.	5.000%	5/13/21	35,910	39,968
Bank of America Corp.	3.300%	1/11/23	18,875	18,835
Bank of America Corp.	4.100%	7/24/23	47,670	50,198
Bank of America Corp.	4.125%	1/22/24	15,000	15,756
Bank of America Corp.	4.000%	4/1/24	43,480	45,285
Bank of America Corp.	6.110%	1/29/37	30,000	35,783
Bank of America Corp.	5.875%	2/7/42	8,770	11,021
Bank of America Corp.	5.000%	1/21/44	24,180	27,071
Bank of America Corp.	4.875%	4/1/44	7,820	8,637
Bank of Montreal	2.500%	1/11/17	71,580	73,307
Bank of Montreal	2.375%	1/25/19	29,000	29,251
Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	14,911
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	55,972
Bank of Nova Scotia	3.400%	1/22/15	47,000	47,073
Bank of Nova Scotia	2.550%	1/12/17	31,000	31,999
Bank of Nova Scotia	2.800%	7/21/21	58,100	58,088
Bank One Corp.	7.750%	7/15/25	25,000	32,811
7 Barclays Bank plc	6.050%	12/4/17	27,600	30,477
Barclays Bank plc	2.500%	2/20/19	25,800	26,112
Barclays Bank plc	6.750%	5/22/19	18,605	21,922
Barclays Bank plc	5.125%	1/8/20	12,065	13,510
Barclays Bank plc	5.140%	10/14/20	7,935	8,618
Barclays Bank plc	3.750%	5/15/24	19,300	19,868
BB&T Corp.	1.600%	8/15/17	19,775	19,789
BB&T Corp.	5.250%	11/1/19	19,000	21,154
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,131
BNP Paribas SA	3.250%	3/11/15	34,770	34,938
BNP Paribas SA	2.400%	12/12/18	11,000	11,099
BNP Paribas SA	3.250%	3/3/23	6,750	6,891
BPCE SA	2.500%	12/10/18	15,570	15,785
BPCE SA	2.500%	7/15/19	42,100	42,494
BPCE SA	4.000%	4/15/24	32,755	34,252
7 BPCE SA	5.150%	7/21/24	30,510	31,507
Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	41,426
Capital One Financial Corp.	2.150%	3/23/15	24,030	24,101
Capital One Financial Corp.	3.150%	7/15/16	6,787	6,983
Capital One Financial Corp.	4.750%	7/15/21	36,165	39,799
Capital One Financial Corp.	3.750%	4/24/24	60,945	61,803
Citigroup Inc.	6.010%	1/15/15	10,099	10,113
Citigroup Inc.	4.587%	12/15/15	767	793
Citigroup Inc.	3.953%	6/15/16	41,322	42,912
Citigroup Inc.	4.450%	1/10/17	7,075	7,485
Citigroup Inc.	6.125%	11/21/17	18,000	20,057
Citigroup Inc.	1.750%	5/1/18	13,000	12,854
Citigroup Inc.	6.125%	5/15/18	8,500	9,603
Citigroup Inc.	2.500%	9/26/18	31,000	31,349
Citigroup Inc.	2.550%	4/8/19	30,000	30,189
Citigroup Inc.	8.500%	5/22/19	28,000	34,815
Citigroup Inc.	2.500%	7/29/19	29,565	29,561

Citigroup Inc.	5.375%	8/9/20	17,663	19,979
Citigroup Inc.	4.500%	1/14/22	30,140	32,943
Citigroup Inc.	6.625%	6/15/32	9,000	11,111
Citigroup Inc.	6.000%	10/31/33	15,000	17,423
Citigroup Inc.	6.125%	8/25/36	50,000	59,403
Citigroup Inc.	8.125%	7/15/39	3,380	5,143
Citigroup Inc.	5.875%	1/30/42	7,460	9,388
Citigroup Inc.	4.950%	11/7/43	7,000	7,876
Citigroup Inc.	5.300%	5/6/44	17,515	18,951
Comerica Inc.	3.000%	9/16/15	3,065	3,110
Compass Bank	2.750%	9/29/19	12,250	12,243
7 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	28,143
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	44,660	44,950
7 Credit Agricole SA	3.500%	4/13/15	10,800	10,885
7 Credit Agricole SA	2.500%	4/15/19	45,420	46,008
Credit Suisse	3.500%	3/23/15	22,970	23,122
Credit Suisse	2.300%	5/28/19	18,975	18,917
Credit Suisse	5.300%	8/13/19	9,000	10,092
Credit Suisse	4.375%	8/5/20	25,000	27,044
Credit Suisse AG	3.000%	10/29/21	28,710	28,491
Credit Suisse AG	3.625%	9/9/24	38,895	39,513
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,436
Deutsche Bank AG	3.450%	3/30/15	44,000	44,302
Deutsche Bank AG	2.500%	2/13/19	44,000	44,547
Deutsche Bank AG	3.700%	5/30/24	33,765	34,518
Fifth Third Bank	2.875%	10/1/21	8,780	8,780
Goldman Sachs Group Inc.	3.625%	2/7/16	5,975	6,132
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	26,865
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	56,297
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	24,696
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	27,243
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	27,369
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	78,964
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	77,631
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,825
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	24,510
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	29,914
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	45,234
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	21,111
7 HSBC Bank plc	3.500%	6/28/15	30,000	30,421
7 HSBC Bank plc	4.750%	1/19/21	42,960	47,834
HSBC Bank USA NA	5.875%	11/1/34	21,000	26,529
HSBC Holdings plc	4.000%	3/30/22	10,870	11,550
HSBC Holdings plc	7.625%	5/17/32	15,800	21,702
HSBC Holdings plc	6.500%	5/2/36	22,000	28,022
HSBC Holdings plc	6.100%	1/14/42	43,680	58,298
HSBC Holdings plc	5.250%	3/14/44	5,795	6,486
HSBC USA Inc.	1.625%	1/16/18	35,910	35,733
HSBC USA Inc.	3.500%	6/23/24	26,200	26,944
Huntington National Bank	2.200%	4/1/19	17,850	17,733
7 ING Bank NV	3.750%	3/7/17	35,000	36,586
JPMorgan Chase & Co.	2.000%	8/15/17	51,000	51,529
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	79,387
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,398
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	36,146
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,903

JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,516
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	35,913
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,656
JPMorgan Chase & Co.	4.125%	12/15/26	24,400	24,341
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	84,731
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	19,109
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	15,720
7 Lloyds Bank plc	4.375%	1/12/15	14,665	14,674
Morgan Stanley	4.000%	7/24/15	32,000	32,591
Morgan Stanley	3.800%	4/29/16	9,470	9,773
Morgan Stanley	5.450%	1/9/17	15,000	16,102
Morgan Stanley	6.625%	4/1/18	25,000	28,484
Morgan Stanley	2.125%	4/25/18	104,400	104,373
Morgan Stanley	2.500%	1/24/19	43,200	43,245
Morgan Stanley	7.300%	5/13/19	53,955	63,928
Morgan Stanley	5.500%	7/24/20	15,000	16,926
Morgan Stanley	5.750%	1/25/21	13,900	15,951
Morgan Stanley	3.875%	4/29/24	22,050	22,630
Morgan Stanley	7.250%	4/1/32	51,100	69,946
National City Bank	5.800%	6/7/17	50,000	54,936
Northern Trust Corp.	3.450%	11/4/20	10,285	10,931
PNC Bank NA	5.250%	1/15/17	16,000	17,212
PNC Bank NA	3.300%	10/30/24	14,645	14,915
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	40,870
PNC Funding Corp.	4.250%	9/21/15	5,765	5,899
7 Standard Chartered plc	3.850%	4/27/15	8,525	8,608
State Street Corp.	5.375%	4/30/17	55,500	60,574
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	58,908
Synchrony Financial	3.000%	8/15/19	8,570	8,650
UBS AG	3.875%	1/15/15	15,107	15,119
UBS AG	4.875%	8/4/20	45,000	50,127
US Bancorp	1.650%	5/15/17	25,000	25,190
US Bancorp	3.700%	1/30/24	39,005	40,904
Wachovia Corp.	5.750%	2/1/18	9,500	10,636
Wachovia Corp.	6.605%	10/1/25	15,000	18,500
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,498
Wells Fargo & Co.	3.676%	6/15/16	17,000	17,639
Wells Fargo & Co.	2.625%	12/15/16	20,000	20,587
Wells Fargo & Co.	5.625%	12/11/17	47,000	52,320
Wells Fargo & Co.	3.000%	1/22/21	27,580	28,186
Wells Fargo & Co.	4.600%	4/1/21	40,000	44,454
Wells Fargo & Co.	3.500%	3/8/22	54,840	57,244
Wells Fargo & Co.	3.450%	2/13/23	49,865	50,320
Wells Fargo & Co.	4.480%	1/16/24	34,444	36,652
Wells Fargo & Co.	5.606%	1/15/44	28,551	33,603
Wells Fargo & Co.	4.650%	11/4/44	20,735	21,390

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,518

Finance Companies (1.1%)
General Electric Capital Corp.	5.300%	2/11/21	6,305	7,194
General Electric Capital Corp.	4.650%	10/17/21	65,000	73,145
General Electric Capital Corp.	3.150%	9/7/22	58,351	59,264
General Electric Capital Corp.	3.100%	1/9/23	21,285	21,541
General Electric Capital Corp.	3.450%	5/15/24	17,500	18,109
General Electric Capital Corp.	6.750%	3/15/32	34,795	47,390
General Electric Capital Corp.	6.150%	8/7/37	46,120	59,949

General Electric Capital Corp.	5.875%	1/14/38	96,305	121,601
General Electric Capital Corp.	6.875%	1/10/39	33,000	46,580

Insurance (2.4%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,375
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,384
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	17,258
ACE INA Holdings Inc.	3.350%	5/15/24	20,340	20,535
Aetna Inc.	1.750%	5/15/17	2,966	2,986
American International Group Inc.	4.125%	2/15/24	15,475	16,471
Anthem Inc.	2.300%	7/15/18	12,045	12,088
Anthem Inc.	3.700%	8/15/21	25,635	26,843
Anthem Inc.	3.125%	5/15/22	30,450	30,439
Anthem Inc.	3.300%	1/15/23	20,000	19,930
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	35,834
Cigna Corp.	2.750%	11/15/16	13,365	13,722
CNA Financial Corp.	3.950%	5/15/24	4,335	4,385
7 Five Corners Funding Trust	4.419%	11/15/23	35,685	37,827
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,873
7 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,188
7 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	27,796
Loews Corp.	2.625%	5/15/23	17,525	16,568
7 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,382
7 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,193
MetLife Inc.	1.903%	12/15/17	7,340	7,357
MetLife Inc.	3.600%	4/10/24	32,430	33,356
MetLife Inc.	4.125%	8/13/42	5,300	5,321
MetLife Inc.	4.875%	11/13/43	25,940	29,174
7 Metropolitan Life Global Funding I	2.000%	1/9/15	17,000	17,002
7 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,370
7 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,365
7 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	33,222
7 New York Life Global Funding	1.650%	5/15/17	53,000	53,426
7 New York Life Insurance Co.	5.875%	5/15/33	44,785	55,756
Prudential Financial Inc.	4.750%	6/13/15	21,000	21,347
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,644
Prudential Financial Inc.	4.500%	11/15/20	24,055	26,097
7 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	8,138
7 Teachers Insurance & Annuity Association of
America	4.900%	9/15/44	11,990	13,404
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,817
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,877
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	24,814
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,231
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,357
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,917
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	27,149
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	38,817
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	32,404

Real Estate Investment Trusts (0.4%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,972
Duke Realty LP	6.500%	1/15/18	5,170	5,817
HCP Inc.	6.000%	1/30/17	20,000	21,814
Liberty Property LP	6.625%	10/1/17	10,096	11,320
Realty Income Corp.	5.950%	9/15/16	9,940	10,709
Realty Income Corp.	5.750%	1/15/21	8,675	9,878
Simon Property Group LP	6.125%	5/30/18	6,625	7,540

Simon Property Group LP	4.375%	3/1/21	22,000	24,101
Simon Property Group LP	4.125%	12/1/21	12,946	14,058
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	11,670	11,623
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	17,720
				6,410,594
Industrial (21.9%)
Basic Industry (0.6%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	38,590	40,727
CF Industries Inc.	5.375%	3/15/44	28,635	31,129
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	23,576
Monsanto Co.	4.700%	7/15/64	7,025	7,352
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	17,665
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	9,450	9,707
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,456
Rio Tinto Finance USA plc	1.625%	8/21/17	38,000	37,869
Rio Tinto Finance USA plc	2.250%	12/14/18	23,950	23,938
Rio Tinto Finance USA plc	3.500%	3/22/22	44,000	43,962

Capital Goods (1.5%)
3M Co.	6.375%	2/15/28	20,825	27,488
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,583
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	38,743
Caterpillar Inc.	3.900%	5/27/21	32,880	35,602
Caterpillar Inc.	2.600%	6/26/22	9,575	9,472
Caterpillar Inc.	3.400%	5/15/24	24,685	25,403
Caterpillar Inc.	3.803%	8/15/42	20,469	20,115
Caterpillar Inc.	4.300%	5/15/44	10,500	11,190
Deere & Co.	4.375%	10/16/19	13,090	14,280
Dover Corp.	4.875%	10/15/15	10,000	10,354
Eaton Corp.	5.300%	3/15/17	20,000	21,648
Eaton Corp.	6.500%	6/1/25	10,000	12,379
General Dynamics Corp.	3.875%	7/15/21	9,950	10,725
General Electric Co.	2.700%	10/9/22	14,000	14,009
General Electric Co.	4.125%	10/9/42	7,940	8,233
Honeywell International Inc.	4.250%	3/1/21	29,484	32,961
Illinois Tool Works Inc.	3.500%	3/1/24	53,930	56,115
John Deere Capital Corp.	2.000%	1/13/17	53,000	53,905
John Deere Capital Corp.	3.350%	6/12/24	17,000	17,443
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,824
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,415
Raytheon Co.	3.125%	10/15/20	10,000	10,339
7 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	49,547
United Technologies Corp.	1.800%	6/1/17	13,070	13,260
United Technologies Corp.	4.500%	4/15/20	24,170	26,782
United Technologies Corp.	3.100%	6/1/22	10,095	10,309
United Technologies Corp.	4.500%	6/1/42	38,885	42,199

Communication (4.8%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	5,091
21st Century Fox America Inc.	4.000%	10/1/23	5,445	5,774
21st Century Fox America Inc.	6.200%	12/15/34	11,000	14,045
21st Century Fox America Inc.	6.150%	3/1/37	12,668	16,002
21st Century Fox America Inc.	6.650%	11/15/37	5,320	7,085
21st Century Fox America Inc.	6.150%	2/15/41	7,985	10,147
America Movil SAB de CV	3.125%	7/16/22	66,820	65,900

America Movil SAB de CV	6.125%	3/30/40	10,000	11,907
America Movil SAB de CV	4.375%	7/16/42	17,680	16,769
American Tower Corp.	3.450%	9/15/21	23,985	23,557
AT&T Inc.	2.500%	8/15/15	14,000	14,089
AT&T Inc.	2.950%	5/15/16	40,093	41,116
AT&T Inc.	1.400%	12/1/17	20,000	19,794
AT&T Inc.	2.300%	3/11/19	43,350	43,296
AT&T Inc.	3.875%	8/15/21	20,000	21,053
AT&T Inc.	3.000%	2/15/22	10,000	9,805
AT&T Inc.	6.500%	9/1/37	50,000	61,930
AT&T Inc.	6.300%	1/15/38	2,863	3,469
AT&T Inc.	6.400%	5/15/38	5,000	6,184
AT&T Inc.	6.550%	2/15/39	19,580	24,101
AT&T Inc.	5.350%	9/1/40	37,357	40,507
AT&T Inc.	5.550%	8/15/41	26,852	29,877
CBS Corp.	4.300%	2/15/21	22,710	24,464
Comcast Corp.	3.600%	3/1/24	31,280	32,745
Comcast Corp.	4.250%	1/15/33	15,060	15,967
Comcast Corp.	4.200%	8/15/34	18,620	19,495
Comcast Corp.	6.450%	3/15/37	20,000	26,537
Comcast Corp.	6.950%	8/15/37	45,000	63,149
Comcast Corp.	4.500%	1/15/43	20,000	21,479
Comcast Corp.	4.750%	3/1/44	13,005	14,564
7 COX Communications Inc.	5.875%	12/1/16	40,000	43,252
7 Cox Communications Inc.	4.800%	2/1/35	23,850	24,831
7 Deutsche Telekom International Finance BV	2.250%	3/6/17	14,240	14,458
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	44,205
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	16,655	16,543
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,125	11,203
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,900	5,236
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	10,927
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	20,875	21,229
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	4,840	5,056
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	7,790	7,893
Discovery Communications LLC	5.625%	8/15/19	7,635	8,575
Discovery Communications LLC	5.050%	6/1/20	13,365	14,637
Discovery Communications LLC	3.250%	4/1/23	4,465	4,342
Grupo Televisa SAB	6.625%	1/15/40	13,805	16,963
Grupo Televisa SAB	5.000%	5/13/45	5,925	6,064
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	31,472
7 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	46,838
7 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	83,192
NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,608
Orange SA	9.000%	3/1/31	40,000	60,499
7 SBA Tower Trust	2.933%	12/15/17	28,850	29,155
7 Sky plc	2.625%	9/16/19	11,800	11,782
7 Sky plc	3.750%	9/16/24	24,855	24,977
Time Warner Cable Inc.	5.850%	5/1/17	70,000	76,434
Time Warner Cable Inc.	6.550%	5/1/37	8,670	11,162
Time Warner Cable Inc.	7.300%	7/1/38	5,685	7,828
Time Warner Cable Inc.	6.750%	6/15/39	2,200	2,876

	Time Warner Inc.	5.875%	11/15/16	39,000	42,308
	Time Warner Inc.	4.750%	3/29/21	13,000	14,222
	Time Warner Inc.	6.250%	3/29/41	8,000	9,891
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,934
	Verizon Communications Inc.	3.500%	11/1/21	78,905	80,730
	Verizon Communications Inc.	6.400%	9/15/33	62,160	77,105
	Verizon Communications Inc.	6.400%	2/15/38	23,000	28,452
	Verizon Communications Inc.	4.750%	11/1/41	28,730	29,497
	Verizon Communications Inc.	6.550%	9/15/43	71,200	90,948
	Verizon New Jersey Inc.	8.000%	6/1/22	14,585	18,591
	Verizon Virginia LLC	7.875%	1/15/22	16,000	20,110
	Viacom Inc.	6.250%	4/30/16	20,000	21,377
	Viacom Inc.	5.625%	9/15/19	10,000	11,233
	Vodafone Group plc	1.250%	9/26/17	37,000	36,534
	Vodafone Group plc	5.450%	6/10/19	26,000	29,252
	Walt Disney Co.	4.125%	6/1/44	18,320	19,216

	Consumer Cyclical (3.2%)
7	Alibaba Group Holding Ltd.	2.500%	11/28/19	4,695	4,627
	Amazon.com Inc.	2.500%	11/29/22	31,600	29,917
	Amazon.com Inc.	4.800%	12/5/34	15,995	16,735
	Amazon.com Inc.	4.950%	12/5/44	20,180	20,863
7	American Honda Finance Corp.	2.500%	9/21/15	25,000	25,355
7	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,774
7	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,291
	American Honda Finance Corp.	2.125%	10/10/18	29,535	29,697
	AutoZone Inc.	4.000%	11/15/20	25,000	26,442
	AutoZone Inc.	3.700%	4/15/22	12,752	13,137
	AutoZone Inc.	3.125%	7/15/23	22,000	21,699
	CVS Health Corp.	5.750%	6/1/17	7,534	8,314
	CVS Health Corp.	2.750%	12/1/22	20,000	19,484
[5,7] CVS Pass-Through Trust		5.926%	1/10/34	15,338	18,073
7	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,664
7	Daimler Finance North America LLC	2.625%	9/15/16	44,000	45,075
7	Daimler Finance North America LLC	2.250%	7/31/19	55,275	55,074
	eBay Inc.	1.350%	7/15/17	10,960	10,877
	Ford Motor Credit Co. LLC	2.375%	3/12/19	55,300	54,868
7	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,435
	Home Depot Inc.	4.400%	4/1/21	12,300	13,626
	Home Depot Inc.	2.700%	4/1/23	24,715	24,443
	Home Depot Inc.	3.750%	2/15/24	4,000	4,270
	Home Depot Inc.	4.400%	3/15/45	20,965	22,949
7	Hyundai Capital America	1.625%	10/2/15	13,520	13,569
	Johnson Controls Inc.	5.000%	3/30/20	29,000	31,816
	Johnson Controls Inc.	3.750%	12/1/21	25,000	26,033
	Lowe's Cos. Inc.	5.000%	10/15/15	20,000	20,683
	Lowe's Cos. Inc.	2.125%	4/15/16	16,665	16,929
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,893
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	13,003
	McDonald's Corp.	3.500%	7/15/20	21,760	23,037
	McDonald's Corp.	2.625%	1/15/22	10,175	10,126
	McDonald's Corp.	3.250%	6/10/24	6,600	6,718
7	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,595
7	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,313
7	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,577
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	34,969
	Target Corp.	5.375%	5/1/17	5,000	5,460
	Target Corp.	6.000%	1/15/18	16,500	18,588

	Target Corp.	2.900%	1/15/22	24,000	24,305
	Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	30,413
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,506
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,214
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,047
7	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,858
7	Volkswagen International Finance NV	1.625%	3/22/15	50,000	50,099
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	80,108
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,609
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,533
	Wal-Mart Stores Inc.	2.550%	4/11/23	70,275	69,290
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	67,192

	Consumer Noncyclical (7.7%)
	AbbVie Inc.	1.750%	11/6/17	28,485	28,551
	AbbVie Inc.	2.000%	11/6/18	34,395	34,267
	Actavis Funding SCS	4.850%	6/15/44	28,150	28,499
	Altria Group Inc.	4.750%	5/5/21	40,806	45,141
	Altria Group Inc.	2.850%	8/9/22	1,835	1,790
	Altria Group Inc.	4.500%	5/2/43	44,000	44,308
	Amgen Inc.	2.300%	6/15/16	11,460	11,662
	Amgen Inc.	3.625%	5/22/24	38,185	38,806
	Amgen Inc.	5.150%	11/15/41	27,515	31,048
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	8,034
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,972
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	84,929
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,644
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	49,836	48,397
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	6,610	6,214
	AstraZeneca plc	5.900%	9/15/17	50,000	55,887
	AstraZeneca plc	1.950%	9/18/19	12,435	12,386
5,7,8Avery 2014 A 144A		1.754%	4/25/26	36,540	36,509
7	BAT International Finance plc	3.250%	6/7/22	50,880	51,345
	Baxter International Inc.	2.400%	8/15/22	34,155	32,589
7	Bayer US Finance LLC	2.375%	10/8/19	6,140	6,143
7	Bayer US Finance LLC	3.000%	10/8/21	38,730	38,931
7	Bayer US Finance LLC	3.375%	10/8/24	9,425	9,554
	Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,293
	Bestfoods	6.625%	4/15/28	25,000	33,165
	Bristol-Myers Squibb Co.	3.250%	11/1/23	16,630	17,040
	Cardinal Health Inc.	1.700%	3/15/18	2,401	2,382
	Cardinal Health Inc.	2.400%	11/15/19	22,090	22,048
	Cardinal Health Inc.	3.200%	3/15/23	11,650	11,649
	Cardinal Health Inc.	3.500%	11/15/24	20,020	19,969
	Cardinal Health Inc.	4.500%	11/15/44	23,250	23,964
7	Cargill Inc.	6.000%	11/27/17	7,000	7,828
7	Cargill Inc.	6.125%	9/15/36	22,000	29,058
7	Cargill Inc.	6.625%	9/15/37	42,830	60,006
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,930
5	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	12,455	12,365
	Celgene Corp.	2.250%	5/15/19	5,145	5,107
	Celgene Corp.	3.625%	5/15/24	11,980	12,203
	Coca-Cola Co.	5.350%	11/15/17	50,000	55,476
	Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,052
	Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	14,153
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,775
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	16,244
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,158

Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	29,362
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,934
ConAgra Foods Inc.	1.900%	1/25/18	8,125	8,070
Diageo Capital plc	5.500%	9/30/16	11,066	11,912
Diageo Capital plc	2.625%	4/29/23	42,580	41,354
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,227
Dignity Health	2.637%	11/1/19	4,480	4,520
Dignity Health	3.812%	11/1/24	9,060	9,376
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,557
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	6,850	6,667
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	6,900	6,742
Eli Lilly & Co.	5.500%	3/15/27	20,000	24,139
Eli Lilly & Co.	4.650%	6/15/44	23,540	26,411
Express Scripts Holding Co.	2.650%	2/15/17	58,371	59,691
Express Scripts Holding Co.	2.250%	6/15/19	14,030	13,883
Express Scripts Holding Co.	4.750%	11/15/21	10,000	11,044
Express Scripts Holding Co.	3.500%	6/15/24	20,175	20,126
7 Forest Laboratories Inc.	4.875%	2/15/21	7,125	7,624
General Mills Inc.	5.650%	2/15/19	6,850	7,761
8 General Mills Inc.	6.390%	2/5/23	50,000	56,460
Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,462
Gilead Sciences Inc.	3.500%	2/1/25	14,530	14,926
Gilead Sciences Inc.	4.500%	2/1/45	9,730	10,370
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	22,524
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	29,335	29,036
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	19,609
GlaxoSmithKline Capital plc	1.500%	5/8/17	20,770	20,869
GlaxoSmithKline Capital plc	2.850%	5/8/22	43,395	43,393
7 Grupo Bimbo SAB de CV	3.875%	6/27/24	15,640	15,653
7 Heineken NV	1.400%	10/1/17	7,495	7,439
7 Heineken NV	2.750%	4/1/23	22,335	21,547
7 Heineken NV	4.000%	10/1/42	1,260	1,226
Johnson & Johnson	6.730%	11/15/23	15,000	19,692
Kaiser Foundation Hospitals	3.500%	4/1/22	11,760	12,085
Kaiser Foundation Hospitals	4.875%	4/1/42	11,840	13,709
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	28,847
Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,253
Kraft Foods Group Inc.	3.500%	6/6/22	20,465	20,976
Kroger Co.	2.200%	1/15/17	22,780	23,154
Kroger Co.	3.300%	1/15/21	13,605	13,821
Kroger Co.	3.850%	8/1/23	5,055	5,246
McKesson Corp.	3.250%	3/1/16	4,910	5,027
McKesson Corp.	2.700%	12/15/22	7,010	6,690
McKesson Corp.	2.850%	3/15/23	6,840	6,544
McKesson Corp.	3.796%	3/15/24	14,565	15,005
Medtronic Inc.	1.375%	4/1/18	16,225	16,029
7 Medtronic Inc.	2.500%	3/15/20	25,335	25,420
7 Medtronic Inc.	3.150%	3/15/22	46,380	46,977
Medtronic Inc.	3.625%	3/15/24	7,510	7,798
7 Medtronic Inc.	3.500%	3/15/25	62,791	64,253
7 Medtronic Inc.	4.375%	3/15/35	30,220	31,842
7 Medtronic Inc.	4.625%	3/15/45	15,945	17,255
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	13,507
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	6,535	6,534
Merck & Co. Inc.	1.300%	5/18/18	20,615	20,473
Merck & Co. Inc.	3.875%	1/15/21	30,000	32,381

Merck & Co. Inc.	2.800%	5/18/23	15,650	15,557
Merck & Co. Inc.	4.150%	5/18/43	28,405	30,348
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	20,254
Molson Coors Brewing Co.	2.000%	5/1/17	1,036	1,046
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,058
Molson Coors Brewing Co.	5.000%	5/1/42	13,220	14,262
Mondelez International Inc.	4.125%	2/9/16	15,000	15,504
Mondelez International Inc.	4.000%	2/1/24	11,365	11,884
Mondelez International Inc.	6.500%	2/9/40	20,312	27,107
Novartis Capital Corp.	3.400%	5/6/24	61,500	63,944
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,110
PepsiCo Inc.	3.100%	1/15/15	24,287	24,305
PepsiCo Inc.	3.125%	11/1/20	48,610	50,456
PepsiCo Inc.	4.000%	3/5/42	35,200	35,397
Pfizer Inc.	6.200%	3/15/19	28,600	33,292
Pfizer Inc.	3.000%	6/15/23	35,150	35,436
Philip Morris International Inc.	4.500%	3/26/20	25,000	27,444
Philip Morris International Inc.	4.125%	5/17/21	15,705	17,081
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,960
Philip Morris International Inc.	2.625%	3/6/23	23,000	22,378
Philip Morris International Inc.	3.875%	8/21/42	22,785	21,631
5 Procter & Gamble - ESOP	9.360%	1/1/21	15,174	18,919
Procter & Gamble Co.	6.450%	1/15/26	25,000	32,606
Procter & Gamble Co.	5.550%	3/5/37	25,000	32,283
7 Roche Holdings Inc.	6.000%	3/1/19	21,354	24,648
7 Roche Holdings Inc.	2.875%	9/29/21	26,150	26,509
7 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,364
7 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,502
7 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	6,421
7 SABMiller plc	6.500%	7/15/18	30,000	34,249
Sanofi	4.000%	3/29/21	36,275	39,460
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,444
Sysco Corp.	3.000%	10/2/21	30,010	30,467
Sysco Corp.	3.500%	10/2/24	5,700	5,871
7 Tesco plc	5.500%	11/15/17	10,000	10,482
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,070
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,553
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	18,858
Tyson Foods Inc.	2.650%	8/15/19	7,290	7,343
Unilever Capital Corp.	4.250%	2/10/21	78,185	86,575
Wyeth LLC	5.950%	4/1/37	15,000	19,213
Zoetis Inc.	3.250%	2/1/23	3,160	3,122
Zoetis Inc.	4.700%	2/1/43	3,790	3,858

Energy (2.2%)
7 BG Energy Capital plc	2.875%	10/15/16	26,655	27,362
7 BG Energy Capital plc	4.000%	10/15/21	4,375	4,575
BP Capital Markets plc	3.200%	3/11/16	10,000	10,270
BP Capital Markets plc	2.248%	11/1/16	34,545	35,212
BP Capital Markets plc	4.750%	3/10/19	18,140	19,845
BP Capital Markets plc	4.500%	10/1/20	28,000	30,131
BP Capital Markets plc	4.742%	3/11/21	10,000	10,874
BP Capital Markets plc	3.245%	5/6/22	10,000	9,829
BP Capital Markets plc	2.500%	11/6/22	8,000	7,450
BP Capital Markets plc	3.994%	9/26/23	6,155	6,310
BP Capital Markets plc	3.814%	2/10/24	24,850	25,066
Chevron Corp.	3.191%	6/24/23	42,875	43,772

ConocoPhillips	7.000%	3/30/29	11,500	14,821
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	16,203
ConocoPhillips Co.	2.875%	11/15/21	11,870	11,974
ConocoPhillips Co.	3.350%	11/15/24	8,750	8,838
ConocoPhillips Co.	4.300%	11/15/44	23,685	24,891
Dominion Gas Holdings LLC	3.550%	11/1/23	14,085	14,352
Encana Corp.	6.500%	8/15/34	15,000	16,310
EOG Resources Inc.	5.625%	6/1/19	8,285	9,350
EOG Resources Inc.	2.625%	3/15/23	9,750	9,369
Halliburton Co.	3.500%	8/1/23	67,975	69,387
Nisource Finance Corp.	6.400%	3/15/18	50,000	56,946
Nisource Finance Corp.	4.800%	2/15/44	8,500	9,059
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	29,099
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	8,788
Phillips 66	4.875%	11/15/44	20,465	20,917
7 Schlumberger Investment SA	2.400%	8/1/22	20,765	19,885
Shell International Finance BV	4.375%	3/25/20	16,000	17,513
Shell International Finance BV	2.250%	1/6/23	46,000	43,947
Suncor Energy Inc.	3.600%	12/1/24	19,505	19,248
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,085
Texaco Capital Inc.	8.625%	4/1/32	25,000	40,581
Total Capital International SA	1.550%	6/28/17	38,435	38,503
Total Capital International SA	2.700%	1/25/23	30,390	29,265
Total Capital International SA	3.750%	4/10/24	50,000	52,008
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,738
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	19,939

Other Industrial (0.2%)
7 Hutchison Whampoa Finance CI Ltd.	3.625%	10/31/24	23,500	23,528
7 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,677
7 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,377
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	25,788

Technology (1.1%)
Apple Inc.	2.850%	5/6/21	34,300	35,038
Apple Inc.	3.450%	5/6/24	31,140	32,634
Apple Inc.	3.850%	5/4/43	15,275	15,285
Apple Inc.	4.450%	5/6/44	4,035	4,454
Cisco Systems Inc.	4.450%	1/15/20	25,000	27,498
Cisco Systems Inc.	2.900%	3/4/21	10,700	10,943
EMC Corp.	1.875%	6/1/18	20,530	20,506
EMC Corp.	2.650%	6/1/20	17,750	17,829
EMC Corp.	3.375%	6/1/23	17,750	17,704
Intel Corp.	3.300%	10/1/21	10,000	10,480
International Business Machines Corp.	2.000%	1/5/16	10,000	10,149
International Business Machines Corp.	1.250%	2/6/17	8,395	8,425
International Business Machines Corp.	5.700%	9/14/17	41,710	46,502
International Business Machines Corp.	3.375%	8/1/23	61,300	62,697
International Business Machines Corp.	3.625%	2/12/24	22,800	23,760
International Business Machines Corp.	7.000%	10/30/25	25,000	33,006
Microsoft Corp.	3.000%	10/1/20	10,000	10,506
Microsoft Corp.	3.625%	12/15/23	13,500	14,419
Microsoft Corp.	4.500%	10/1/40	18,210	20,081
Oracle Corp.	5.000%	7/8/19	35,000	39,196
Oracle Corp.	6.125%	7/8/39	8,000	10,363

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,230

7 ERAC USA Finance LLC	6.375%	10/15/17	36,290	40,761
7 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,071
7 ERAC USA Finance LLC	4.500%	8/16/21	10,270	11,059
7 ERAC USA Finance LLC	3.300%	10/15/22	745	739
7 ERAC USA Finance LLC	5.625%	3/15/42	31,000	36,161
FedEx Corp.	2.625%	8/1/22	14,760	14,456
FedEx Corp.	2.700%	4/15/23	15,810	15,419
FedEx Corp.	4.900%	1/15/34	15,540	17,268
FedEx Corp.	3.875%	8/1/42	4,505	4,341
FedEx Corp.	5.100%	1/15/44	26,055	30,035
Ryder System Inc.	2.500%	3/1/18	32,000	32,623
United Parcel Service Inc.	2.450%	10/1/22	17,095	16,857
United Parcel Service Inc.	4.875%	11/15/40	14,810	17,319
				8,866,481
Utilities (2.4%)
Electric (2.4%)
Alabama Power Co.	5.550%	2/1/17	11,765	12,693
Ameren Illinois Co.	2.700%	9/1/22	58,000	57,640
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	16,267
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,178
Berkshire Hathaway Energy Co.	6.500%	9/15/37	35,000	45,920
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	66,581
Dominion Resources Inc.	3.625%	12/1/24	23,850	24,176
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	23,217
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,884
Duke Energy Corp.	2.150%	11/15/16	35,000	35,660
Duke Energy Corp.	1.625%	8/15/17	34,840	34,866
Duke Energy Progress Inc.	2.800%	5/15/22	20,140	20,179
Duke Energy Progress Inc.	6.300%	4/1/38	1,625	2,249
Florida Power & Light Co.	6.200%	6/1/36	22,452	30,388
Florida Power & Light Co.	5.250%	2/1/41	23,745	29,468
Florida Power & Light Co.	4.125%	2/1/42	20,000	21,349
Georgia Power Co.	5.700%	6/1/17	50,000	55,092
Georgia Power Co.	4.300%	3/15/42	25,835	27,346
Mississippi Power Co.	4.250%	3/15/42	20,000	20,333
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	13,923
NSTAR LLC	4.500%	11/15/19	1,880	2,044
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,614
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	12,730
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	9,019
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	43,326
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	33,888
PacifiCorp	2.950%	6/1/23	14,835	14,780
Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,125
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,679
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,680
Progress Energy Inc.	3.150%	4/1/22	20,800	21,082
PSEG Power LLC	5.125%	4/15/20	15,000	16,503
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,524
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	21,844
South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	31,563
Southern California Edison Co.	5.500%	8/15/18	31,730	35,738
Southern California Edison Co.	3.875%	6/1/21	24,860	27,008
Virginia Electric & Power Co.	5.950%	9/15/17	50,000	55,783
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	18,255

					969,594
Total Corporate Bonds (Cost $15,208,867)					16,246,669
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
7	Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	10,766
7	CDP Financial Inc.	4.400%	11/25/19	22,000	24,251
7	Electricite de France SA	4.600%	1/27/20	31,972	35,126
7	Electricite de France SA	4.875%	1/22/44	18,000	19,992
[5,7] Electricite de France SA		5.250%	1/29/49	19,510	19,949
[5,7] Electricite de France SA		5.625%	12/29/49	33,850	35,631
7	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	6,350	4,635
	Korea Development Bank	2.500%	3/11/20	62,550	62,531
	Korea Finance Corp.	2.875%	8/22/18	32,285	33,017
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	17,126
	Province of New Brunswick	5.200%	2/21/17	30,000	32,639
	Province of Ontario	4.400%	4/14/20	48,000	53,835
7	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,621
	Statoil ASA	3.125%	8/17/17	33,000	34,411
	Statoil ASA	5.250%	4/15/19	8,895	9,991
	Statoil ASA	2.250%	11/8/19	16,095	16,088
	Statoil ASA	2.900%	11/8/20	22,450	22,919
	Statoil ASA	2.750%	11/10/21	23,500	23,540
	Statoil ASA	2.450%	1/17/23	10,840	10,302
	Statoil ASA	2.650%	1/15/24	10,105	9,654
	Statoil ASA	3.700%	3/1/24	15,860	16,416
	Statoil ASA	3.250%	11/10/24	14,960	14,904
7	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	37,949
	United Mexican States	3.500%	1/21/21	11,250	11,500
	United Mexican States	3.600%	1/30/25	19,710	19,608
Total Sovereign Bonds (Cost $595,771)					618,401
Taxable Municipal Bonds (3.0%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	47,781
	California GO	5.700%	11/1/21	15,655	18,455
	California GO	7.550%	4/1/39	42,525	65,550
	California GO	7.300%	10/1/39	4,105	6,023
	California GO	7.625%	3/1/40	2,210	3,392
	California GO	7.600%	11/1/40	22,020	34,860
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	5,513
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	14,590	16,657
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	13,390	18,114
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	30,530
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,967
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	82,055
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	32,681	43,629
	Houston TX GO	6.290%	3/1/32	22,635	28,461
	Illinois GO	5.100%	6/1/33	42,160	42,070
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	21,521
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	13,130	16,718
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	28,590	41,257
	Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	38,054

Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	11,000	14,709
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	15,664
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,265
9 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	46,080	58,652
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	43,694
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,922
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	2,046
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	16,094
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	5,600	7,802
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,714
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	10,652
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,737
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,790	46,186
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	14,510	18,832
[10] Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,688
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	11,852
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	7,310
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	58,000	61,210
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	68,000	72,420
Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,265
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	8,257
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,727
University of California Regents General
Revenue	4.601%	5/15/31	19,390	21,278
University of California Regents Medical
Center Revenue	6.548%	5/15/48	14,730	20,245
University of California Regents Medical
Center Revenue	6.583%	5/15/49	13,855	19,071
University of California Revenue	5.770%	5/15/43	23,675	30,362
University of California Revenue	4.765%	5/15/44	4,740	5,087
Utah GO	3.289%	7/1/20	21,900	23,042
[11] Wisconsin GO	5.700%	5/1/26	9,000	10,654
Total Taxable Municipal Bonds (Cost $997,909)				1,204,044
			Shares
Common Stocks (37.5%)
Consumer Discretionary (1.2%)
McDonald's Corp.			2,558,920	239,771
Thomson Reuters Corp.			3,284,810	132,509
WPP plc			5,970,270	124,132
				496,412

Consumer Staples (5.5%)
Kraft Foods Group Inc.	8,124,586	509,087
Philip Morris International Inc.	3,547,300	288,928
Procter & Gamble Co.	2,434,860	221,791
Sysco Corp.	5,200,240	206,397
Unilever NV	4,738,430	184,988
British American Tobacco plc	3,231,767	175,133
Altria Group Inc.	3,316,910	163,424
Diageo plc ADR	1,180,400	134,672
Coca-Cola Co.	3,094,500	130,650
Kimberly-Clark Corp.	966,520	111,672
PepsiCo Inc.	1,118,860	105,799
		2,232,541
Energy (4.4%)
Chevron Corp.	4,472,560	501,732
Exxon Mobil Corp.	5,358,570	495,400
Royal Dutch Shell plc Class B	5,553,763	191,889
Enbridge Inc.	3,195,600	164,286
Suncor Energy Inc.	4,562,200	144,986
ConocoPhillips	1,951,910	134,799
Occidental Petroleum Corp.	1,291,300	104,091
Phillips 66	653,600	46,863
		1,784,046
Financials (5.8%)
Wells Fargo & Co.	12,244,462	671,241
JPMorgan Chase & Co.	8,719,050	545,638
BlackRock Inc.	866,380	309,783
M&T Bank Corp.	1,962,400	246,517
MetLife Inc.	3,677,700	198,927
National Bank of Canada	3,237,600	137,775
Marsh & McLennan Cos. Inc.	2,236,030	127,990
ACE Ltd.	863,900	99,245
		2,337,116
Health Care (6.3%)
Merck & Co. Inc.	10,337,890	587,089
Johnson & Johnson	5,598,530	585,438
Pfizer Inc.	13,208,497	411,445
Roche Holding AG	952,126	257,971
Eli Lilly & Co.	2,911,300	200,851
Bristol-Myers Squibb Co.	3,128,400	184,669
AstraZeneca plc ADR	2,489,360	175,201
Baxter International Inc.	1,640,440	120,228
		2,522,892
Industrials (4.0%)
General Electric Co.	16,230,120	410,135
Eaton Corp. plc	5,705,030	387,714
United Parcel Service Inc. Class B	1,690,950	187,983
Schneider Electric SE	2,522,361	183,702
Lockheed Martin Corp.	937,250	180,486
Waste Management Inc.	3,284,180	168,544
Caterpillar Inc.	993,000	90,890
		1,609,454
Information Technology (5.0%)
Microsoft Corp.	14,175,390	658,447
Intel Corp.	11,336,410	411,398
Analog Devices Inc.	6,774,780	376,136

Cisco Systems Inc.			11,955,120	332,532
Maxim Integrated Products Inc.			3,942,580	125,650
Texas Instruments Inc.			1,965,050	105,061
				2,009,224
Materials (1.3%)
EI du Pont de Nemours & Co.			2,648,050	195,797
Dow Chemical Co.			3,952,580	180,277
Nucor Corp.			2,760,550	135,405
				511,479
Telecommunication Services (1.7%)
Verizon Communications Inc.			10,760,156	503,360
BCE Inc.			3,956,500	181,445
				684,805
Utilities (2.3%)
National Grid plc			22,333,384	316,895
Xcel Energy Inc.			6,142,960	220,655
Northeast Utilities			3,776,060	202,095
Duke Energy Corp.			2,236,400	186,829
				926,474
Total Common Stocks (Cost $10,581,650)				15,114,443
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (1.2%)
Repurchase Agreements (0.2%)
Bank of America Securities, LLC
(Dated 12/31/14, Repurchase Value
$19,600,000, collateralized by U.S.
Treasury Note/Bond 1.375%-6.000%,
9/30/18-2/15/26, with a value of
$19,992,000)	0.070%	1/2/15	19,600	19,600
Deutsche Bank Securities, Inc.
(Dated 12/31/14, Repurchase Value
$20,400,000, collateralized by Government
National Mortgage Assn. 3.500%-5.492%,
9/20/43-4/20/60, with a value of
$20,808,000)	0.120%	1/2/15	20,400	20,400
HSBC Bank USA
(Dated 12/31/14, Repurchase Value
$27,400,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.500%,
11/1/42-2/1/44, with a value of
$27,953,000)	0.070%	1/2/15	27,400	27,400
RBC Capital Markets LLC
(Dated 12/31/14, Repurchase Value
$16,500,000, collateralized by U.S.
Treasury Note/Bond 2.125%-3.000%,
12/31/15-11/15/44, with a value of
$16,833,000)	0.070%	1/2/15	16,500	16,500
RBC Capital Markets LLC
(Dated 12/31/14, Repurchase Value
$9,600,000, collateralized by Federal
National Mortgage Assn. 2.500%-4.000%,
12/1/20-2/1/41, with a value of $9,792,000)	0.080%	1/2/15	9,600	9,600
				93,500

U.S. Government and Agency Obligations (1.0%)
4 Federal Home Loan Bank Discount Notes	0.080%	2/11/15	400,000	399,968
Total Temporary Cash Investments (Cost $493,462)				493,468
Total Investments (98.5%) (Cost $33,805,405)				39,764,724
Other Assets and Liabilities-Net (1.5%)[12]				610,022
Net Assets (100%)				40,374,746

1 Securities with a value of $427,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
2 Securities with a value of $737,000 have been segregated as collateral for open over-the-counter swap contracts.
3 U.S. government guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate value of these securities was $3,210,406,000, representing 8.0% of net assets.
8 Adjustable-rate security.
9 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Cash of $7,131,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

The fund had no open security lending at December 31, 2014.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,880,895	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,206,804	—
Corporate Bonds	—	16,246,669	—
Sovereign Bonds	—	618,401	—
Taxable Municipal Bonds	—	1,204,044	—
Common Stocks	13,864,721	1,249,722	—
Temporary Cash Investments	—	493,468	—
Futures Contracts—Assets[1]	98	—	—
Futures Contracts—Liabilities[1]	(1,380)		—
Swap Contracts—Liabilities	—	(121)	—
Total	13,863,439	25,899,882	—
1 Represents variation margin on the last day of the reporting period.

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2015	(5,525)	(657,087)	(1,038)
2-Year U.S. Treasury Note	March 2015	2,096	458,173	(692)
10-Year U.S. Treasury Note	March 2015	(2,361)	(299,367)	(83)
				(1,813)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Purchased
General Mills Inc.	3/20/18	DBAG	25,000	580	(1.000)	(121)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 DBAG—Deutsche Bank AG.

J. At December 31, 2014, the cost of investment securities for tax purposes was $33,919,224,000. Net unrealized appreciation of investment securities for tax purposes was $5,845,500,000, consisting of unrealized gains of $5,939,863,000 on securities that had risen in value since their purchase and $94,363,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

VANGUARD WELLESLEY INCOME FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.